Significant accounting policies	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies [Abstract]
Significant accounting policies
2.	Significant accounting policies
2.1.	Basis of preparation

The Consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These Consolidated financial statements have been prepared under the historical cost convention, except as modified by the revaluation of certain financial assets and financial liabilities at fair value through profit and loss and fair value through other comprehensive income.

The Directors have made an assessment of the Group’s ability to continue in operational existence for the foreseeable future and are satisfied that it is appropriate to continue to adopt the going concern basis of accounting in preparing the Consolidated financial statements.

The Consolidated financial statements are presented in U.S. dollars (“U.S. dollars” or “USD” or “$”). All values are rounded to the nearest 1,000 dollars, except where indicated. The tables in these notes are shown in USD thousands, except where indicated.

Effective January 1, 2019, we adopted the requirements of IFRS 16 - Leases (“IFRS 16”).

Correction of a misstatement in calculating interest expense

During the preparation of the Group’s condensed Consolidated financial statements for the three months ended March 31, 2021, an overstatement of $17.4 million was identified in relation to the accounting for interest expense reported in our results for the year ended December 31, 2020, relating to a calculation error.

As compared to what was previously reported, the correction to reduce the Finance costs line item by $17.4 million also results in a $17.4 million decrease in loss after tax, and a decrease in the basic and diluted loss per share of $0.06 for the annual period ended December 31, 2020. The correction also resulted in the reduction by $17.4 million of the Non-current borrowings line in the Consolidated statement of financial position on December 31, 2020. The results for the year ended December 31, 2019 were not impacted by this correction.

This revision had no impact on gross profit or operating loss in the periods mentioned, and had no impact on total assets, total deficit and liabilities, or total cash flows in the periods mentioned. The Company evaluated these amounts and concluded that while they are immaterial to reissue the previously reported Consolidated financial statements, they should be corrected by revising the previously reported financial information when such amounts are presented for comparative purposes.

Correction of a misstatement in calculating share-based payment expense

During the preparation of the Group’s Consolidated financial statements for the year ended December 31, 2021, an understatement of $19.8 million was identified in relation to the accounting for share-based compensation expense reported in our results for the year ended December 31, 2019.

This non-cash equity-based compensation error related to the incorrect timing of recognition of expense for certain awards granted to Stadium Goods and NGG employees when those businesses were acquired.  The expense was initially recognized on a straight-line attribution basis. Upon further review, management determined that the non-cash equity-based compensation expense for such awards should have been recognized on a tranche-by-tranche basis ("graded vesting model") because the awards can only be exercised at certain periods if the employee remains employed with the Company.  The impact of correcting the attribution shifts the non-cash equity-based compensation expense to earlier reporting periods, while the total cumulative expense expected to be recognized over the service period will remain the same.

As compared to what was previously reported, the correction to increase share-based compensation expenses recorded within the Selling, general and administrative expenses line item by $19.8 million also results in a $19.8 million increase in operating loss, loss after tax, and an increase in the basic and diluted loss per share of $0.06 for the annual period ended December 31, 2019. The correction also resulted in offsetting increases by $19.8 million of both Other reserves and Accumulated losses within equity within the Consolidated statement of financial position on December 31, 2019. The impacts on the results for the years ended December 31, 2021 and 2020 were insignificant individually and in the aggregate for adjustment.

This revision had no impact on gross profit, total assets, total equity and liabilities, or total cash flows as of and for the years ended December 31, 2021, 2020, and 2019. The Company evaluated these amounts and concluded that while they are immaterial to reissue the previously reported Consolidated financial statements, they should be corrected by revising the previously reported financial information when such amounts are presented for comparative purposes.

The error has been corrected by revising each of the affected financial statement line items for the 2019 comparative periods presented.

The tables below detail the impact of both revisions on the impacted financial statement line items for the comparative periods presented.

Year ended December 31, 2020

The impact on our Consolidated statement of financial position was as follows:

	December 31, 2020 (as previously reported)	Share Based Payment expense Adjustment	Interest expense Adjustment	December 31, 2020 (revised)
Non-current liabilities
Borrowings	$635,237	$-	$(17,448)	$617,789
Total non-current liabilities	4,488,214	-	(17,448)	4,470,766
Total liabilities	5,266,961	-	(17,448)	5,249,513
Other reserves	447,753	19,812	-	467,565
Accumulated losses	(4,010,756)	(19,812)	17,448	(4,013,120)
Total deficit	(1,676,090)	-	17,448	(1,658,642)
Total deficit and liabilities	$3,590,871	$-	$-	$3,590,871

The impact on our Consolidated statement of operations was as follows:

	Year ended December 31, 2020 (as previously reported)	Share Based Payment expense Adjustment	Interest expense Adjustment	Year ended December 31, 2020 (revised)
Finance costs	$(108,742)	$-	$17,448	$(91,294)
Loss before tax	(3,347,505)	-	17,448	(3,330,057)
Income tax benefit	14,434	-	-	14,434
Loss after tax	$(3,333,071)	$-	$17,448	$(3,315,623)
(Loss)/profit after tax attributable to:
Equity holders of the parent	(3,350,619)	-	17,448	(3,333,171)
Non-controlling interests	$17,548	$-	$-	$17,548

The impact on our Basic and Diluted earnings per share was as follows:

	Year ended December 31, 2020 (as previously reported)	Share Based Payment expense Adjustment	Interest expense Adjustment	Year ended December 31, 2020 (revised)
Loss per share attributable to owners of the parent
Basic	(9.75)	-	0.06	(9.69)
Diluted	(9.75)	-	0.06	(9.69)

Year ended December 31, 2019

The impact on our Consolidated statement of financial position was as follows:

	December 31, 2019 (as previously reported)	Share based Payment expense Adjustment	December 31, 2019 (revised)
Total liabilities	$890,047	$-	$890,047
Other reserves	349,463	19,812	369,275
Accumulated losses	(826,135)	(19,812)	(845,947)
Total equity	1,337,832		1,337,832
Total equity and liabilities	$2,227,879	$-	$2,227,879

The impact on our Consolidated statement of operations was as follows:

	Year ended December 31, 2019 (as previously reported)	Share based Payment expense Adjustment	Year ended December 31, 2019 (revised)
Selling, general and administrative expenses	$(869,609)	$(19,812)	$(889,421)
Loss before tax	(372,526)	(19,812)	(392,338)
Income tax benefit	(1,162)	-	(1,162)
Loss after tax	$(373,688)	$(19,812)	$(393,500)
(Loss)/profit after tax attributable to:
Equity holders of the parent	(385,297)	(19,812)	(405,109)
Non-controlling interests	$11,609	$-	$11,609

The impact on our Basic and Diluted earnings per share was as follows:

	Year ended December 31, 2019 (as previously reported)	Share based Payment expense Adjustment	Year ended December 31, 2019 (revised)
Loss per share attributable to owners of the parent
Basic	(1.21)	(0.06)	(1.27)
Diluted	(1.21)	(0.06)	(1.27)

2.2.	Basis of consolidation

The Consolidated financial statements comprise the Consolidated financial statements of the Group and its subsidiaries. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee;
•	Rights arising from other contractual arrangements; and
•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated financial statements from the date the Group gains control until the date control ceases. Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests. When necessary, adjustments are made to the consolidated financial statement of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

2.3.	Summary of significant accounting policies
a)	Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group measures the non-controlling interests in the acquiree at the proportionate share of the acquiree’s identifiable net assets.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date and is subsequently measured at fair value with changes in fair value recognized in profit or loss.

Refer to Note 5, Business Combinations for additional information.

b)	Investment in associates

The Group recognizes an investment in associate when the Group has a significant influence over that entity. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The Group’s investments in its associates, Farfetch Finance Limited and Alanui S.r.l (“Alanui”) (up until March 1, 2021 – refer to Note 5. Business Combinations for additional information), are accounted for using the equity method.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income.

c)	Current versus non-current classification

The Group presents assets and liabilities in the Consolidated statement of financial position based on current/non-current classification.

An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
•	Held primarily for the purpose of trading;
•	Expected to be realized within twelve months after the reporting period; or
•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;
•	It is held primarily for the purpose of trading;
•	It is due to be settled within twelve months after the reporting period; or
•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

d)	Fair value measurement

This section outlines the Group policies applicable to financial instruments that are recognized and measured at fair value in the Consolidated financial statements.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or
•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are applicable in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the Consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
•	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the Consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

e)	Revenue recognition

Revenue is recognized in accordance with the five-step model under IFRS 15:

1.	identifying the contracts with customers;
2.	identifying the separate performance obligations;
3.	determining the transaction price;
4.	allocating the transaction price to the separate performance obligations; and
5.	recognizing revenue when each performance obligation is satisfied.

Retailing of goods

Revenue, where the Group acts as a principal, is recognized when the performance obligation is satisfied which is when the goods are received by the consumer. Included within sales of goods is a provision for expected returns, discounts and rebates. Where these are not known, the Group uses historical data and patterns to calculate an estimate.

Rendering of services

The Group primarily acts as a commercial intermediary between sellers, being the brands and retailers, and end consumers and earns a commission for this service.

For these arrangements, the sellers determine the transaction price of the goods sold on the website, being the purchase price paid by the consumer, with the Group acting as an agent for the sellers and the related revenue is recognized on a net basis. The Group also charges fees to sellers for activities related to providing this service, such as packaging, credit card processing, settlement of duties, and other transaction processing activities. These activities are not considered separate promises to the consumer, and the related fees are therefore recognized concurrently with commissions at the time the performance obligation to facilitate the transaction between the seller and end consumer is satisfied, which is when the goods are dispatched to the end consumer by the seller. A provision is made for commissions that would be refunded if the end consumer returns the goods, and the Group uses historical data and patterns to estimate its return provision. There are no significant payment terms, with the Group taking payment in full from the consumer’s chosen payment method at the time the goods are ready for dispatch by the seller.

The Group also provides delivery services to end consumers, with the Group setting the transaction price, being the price paid by the consumer for goods purchased on its platform. For these services, the Group acts as the principal and recognizes as revenue amounts charged to end consumers net of any promotional incentives and discounts. Revenue for these services is recognized on delivery of goods to the end consumer, which represents the point in time at which the Group’s performance obligation is satisfied. No provision for returns is made as delivery revenue is not subject to refund. Promotional incentives, which include basket promo-code discounts, may periodically be offered to end consumers. These are treated as a deduction to revenue. Cash is collected by the Group from the end consumer using payment service providers. Within two months of the transactions, this is remitted to the relevant seller (net of commission and recoveries). Such amounts are presented within trade and other payables, unless the relevant seller is in a net receivable position and is therefore classified within trade and other receivables.

f)	Current and deferred tax

Current tax is the expected tax payable based on the taxable profit for the period, and the tax laws that have been enacted or substantively enacted by the reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where required on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the Consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit. Current and deferred tax is charged or credited in the Consolidated statement of operations, except when it relates to items charged or credited directly to equity, in which case the current or deferred tax is also recognized directly in equity.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates and in accordance with laws that are expected to apply in the period/jurisdiction when/where the liability is settled, or the asset is realized.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities and where there is an intention to settle the balances on a net basis.

Uncertainty over Income Tax Treatment: The Group operates across a large number of jurisdictions and could be subject to periodic audit by local tax authorities on a range of tax matters during the normal course of business, including transfer pricing, indirect taxes and transaction related issues. Where the amount of tax payable or recoverable is uncertain, the Group establishes provisions based on either: the Group’s judgment of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.

g)	Foreign currencies

The Group’s Consolidated financial statements are presented in U.S. dollars. For each entity the Group determines the functional currency and items included in the Consolidated financial statements of each entity are measured using that functional currency. The functional currency of the Company is U.S. dollars.

h)	Foreign currency translation

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).

On consolidation, the assets and liabilities of foreign operations are translated into U.S. dollars at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates. The exchange differences arising on translation for consolidation are recognized in OCI.

i)	Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized in profit or loss as incurred.

Items of property, plant and equipment are depreciated with an expense recognized in depreciation and amortization expense on a straight-line basis over their useful life.

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment	Three to ten years

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if necessary.

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

j)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the Consolidated statement of operations in the expense category that is consistent with the function of the intangible assets. Other than goodwill, there are no intangible assets with indefinite useful lives.

Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to the relevant Cash Generating Units (“CGUs”) which are tested for impairment annually. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. On disposal of a cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal. Refer to Note 2.3 (n), Summary of significant accounting policies – Impairment of non-financial assets for the Group’s policy on the impairment of non-financial assets.

Research and development costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•	Its intention to complete and its ability and intention to use or sell the asset;
•	How the asset will generate future economic benefits;
•	The availability of resources to complete the asset; and
•	The ability to measure reliably the expenditure during development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in administrative expenses. Development intangible assets under the course of construction are tested for impairment annually or more frequently if events or changes in circumstance indicate that they might be impaired. Once placed into service the asset is tested for impairment whenever events or changes in circumstance indicate that the carrying amount may not be recoverable.

Subsequent costs

Subsequent costs are only capitalized when there is an increase in the anticipated future economic benefit attributable to the assets in question. All other subsequent costs are recorded in the Consolidated statement of operations for the year in which they are incurred.

Acquisition of  Palm Angels S.r.l (Palm Angels)

During the year ended December 31, 2021, the Group completed the acquisition of 60 percent of the ordinary share capital of Palm Angels for upfront cash and share consideration. As IFRS does not directly address the accounting for a partial acquisition of an asset, management have applied the principles of IFRS 3 - Business Combinations and IAS 38 - Intangible Assets in order to determine the accounting treatment for this transaction. Applying the requirements of IFRS 3 - Business Combinations, management have concluded that this transaction represents the acquisition of an asset rather than a business combination. Given the additional complexity of accounting for an asset that is 60 percent owned, management have applied both the principles of IFRS 3 - Business Combinations and IAS 38 - Intangible Assets in order to initially account for this asset purchase. On initial recognition, the asset has been recognized at cost along with a non-controlling interest in the Consolidated statement of financial position to represent the portion of the asset that the Group does not own. Subsequently, amortization of the asset will be recognized in the Consolidated statement of operations over its useful economic life. For further information, refer to Note 16, Intangible assets.

Amortization

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years
Acquired software	Three to ten years

k)Leases

At the inception date of the lease (i.e. the date when the underlying asset is available for use), a lessee recognizes a liability for the present value of the lease payments payable over the lease term and a right of use asset that represents the right to use the underlying asset over the term of the lease. Right of use assets are measured at cost less accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes the amount of initial direct costs incurred and lease payments made before the commencement date less incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the lease term.

The Group does not recognize non-lease components separately from lease components for those classes of assets in which non-lease components are significant with respect to the total value of the arrangement.

Lease payments include fixed payments (including in-substance fixed payments) less any lease incentive receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid as residual value guarantees. Similarly, the measurement of the lease liability includes the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option, and payments of penalties for early termination, if the lease term reflects the lessee exercising such cancellation option. For the calculation of the present value of the lease payments, the Group uses the incremental borrowing rate at the start date of the lease. After the commencement date, the amount of the lease liabilities is increased to reflect the accrual of interest and reduced for the payment made. In addition to this, the carrying amount of the lease liability is remeasured in certain cases, such as changes in the lease term, changes in future lease payments resulting from a change in an index or rate used to determine those payments. The amount of such remeasurements is generally recognized against an adjustment to the right of use asset.

The standard includes two recognition exemptions: “low value” asset leases and short-term leases (the Group uses this exemption for all leases with a term of twelve months or less). In such cases, lease payments are recognized as an expense on a straight-line basis over the lease term.

The Group determines the lease term as the non-cancellable term of the contract, together with any period covered by an extension (or termination) option whose exercise is discretionary for the Group, if there is reasonable certainty that it will be exercised (or it will not be exercised). In its assessment, the Group considers all available information by asset class in the industry and evaluates all relevant factors (technology, regulation, competition, business model) that create an economic incentive to exercise or not a renewal/cancellation option. In particular, the Group takes into consideration the time horizon of the strategic planning of its operations. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that may affect its ability to exercise (or not to exercise) an option to extend or terminate (for example, a change in business strategy).

Lessors classify all leases using the classification principles in IFRS 16 – Leases and distinguishing between operating and finance leases. Leases in which the lessor retains a significant portion of the risks and rewards of ownership of the leased asset are treated as operating leases. Otherwise, the lease is a finance lease.

l)	Inventories

Inventories are carried at the lower of cost and the net realizable value based on market performance, including the relative ancillary selling costs. The cost of inventories is calculated according to the First In, First Out (“FIFO”) method for each category of goods and includes purchase costs and costs incurred to bring the inventories to their present location and condition. In order to represent the value of inventories in the Consolidated statement of financial position, and to take into account impairment losses due to obsolete materials and slow inventory movement, obsolescence provisions have been directly deducted from the carrying amount of the inventories.

m)	Financial instruments—initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

The Groups financial assets comprise cash and cash equivalents, receivables and derivative financial instruments. Derivative financial instruments are comprised of forward exchange contracts and foreign exchange option contracts, which are measured at fair value through profit or loss, unless they are formally designated and measured as cash flow hedges.

Trade receivables are generally accounted for at amortized cost. The Group assesses on a forward-looking basis the expected credit losses associated with its trade receivables carried at amortized cost.

Financial assets measured at fair value through profit or loss are measured initially at fair value with transaction costs taken directly to the Consolidated statement of operations. Subsequently, the financial assets are remeasured, and gains and losses are recognized in the Consolidated statement of operations.

Financial assets measured at fair value through other comprehensive income are measured initially at fair value. Subsequently, the financial assets are remeasured, and gains and losses are recognized in other comprehensive income.

Financial liabilities

The Group’s financial liabilities comprise trade and other payables, interest bearing loans and borrowings, contingent consideration, derivative instruments on convertible notes (embedded derivatives), put and call option liabilities and foreign exchange contracts.

Trade and other payables are held at amortized cost.

All interest bearing loans and borrowings are initially recognized at fair value net of issue costs associated with the borrowing. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method.

Foreign exchange contracts are measured initially at fair value through profit or loss with transaction costs taken directly to the consolidated statement of operations, unless they are formally designated and measured as cash flow hedges. Subsequently, the fair values are remeasured and gains and losses from changes therein are recognized in the consolidated statement of operations.

Derivatives and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

Where the derivative is not designated as a cash-flow hedge, subsequent changes in the fair value are recognized in profit or loss.

The group designates certain derivatives as cash flow hedges to hedge particular risks associated with the cash flows of highly probable forecast transactions.

At inception of the hedge relationship, the Group documents the relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions. Currently the Group has only designated cash flow hedges.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve or time value reserve within equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss.

Any gains or losses held in the cash flow hedge reserve are recycled to the Consolidated statement of operations or inventory in the Consolidated statement of financial position when the related hedged item is recognized.

If a hedge no longer meets the criteria for hedge accounting, or the forecast transaction is no longer highly probable, the cumulative gain or loss reported in equity is immediately reclassified to profit or loss.

Embedded derivatives

Derivatives embedded in other financial instruments or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and host contract are not carried at fair value, with unrealized gains or losses reported in the Consolidated statement of operations. Embedded derivatives are carried on the Consolidated statement of financial position at fair value from the inception of the host contract. Changes in fair value are recognized in the Consolidated statement of operations during the period in which they arise.

The Company’s convertible notes embedded derivatives are accounted as financial instruments at fair value through profit and loss (“FVTPL”). The embedded derivatives were recorded at fair value on the date of debt issuance. They are subsequently remeasured at fair value at each reporting date, and the changes in the fair value are recorded in the Consolidated statement of operations within gain/(loss) on items at held at fair value and remeasurements. The fair values of the embedded derivatives are determined using an option pricing model, using assumptions based on market conditions at the reporting date.

Put and call option liabilities

The Group has put and call option liabilities relating to the non-controlling interests arising from the transactions with Palm Angels and Chalhoub Group (“Chalhoub”) as well as the strategic arrangement with Alibaba Group Holding Limited (“Alibaba”) and Compagnie Financière Richemont SA (“Richemont”).

Put and call option liabilities are initially recognized at present value in other reserves within equity at inception of the option deed. Subsequently, at the end of the reporting period, the liabilities are revalued to present value with remeasurement gains and losses recognized in the Consolidated statement of operations.

Conversion of convertible notes

When the conversion of the Company’s convertible notes are settled through the issuance of shares in the Company, the carrying amount of the non-current borrowings and the fair value of the related embedded derivative at the conversion date are derecognized and reclassified to equity.

n)	Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s, CGU’s or group of CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account.

The Group bases its impairment calculation on detailed budgets which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations cover a period of five to eight years, according to the nature and maturity of each CGU. Impairment losses of continuing operations, are recognized in the Consolidated statement of operations in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount, and reverses the previously recognized impairment loss to the extent the recoverable amount equals the carrying amount. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. On disposal of a CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Goodwill and intangible assets are tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. If the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

o)	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

p)	Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration. The consideration is either equity or cash settled, depending on the scheme.

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using a valuation model. That cost is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefits expense. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The Consolidated statement of operations expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

No expense is recognized for awards that do not ultimately vest.

Cash-settled transactions

For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. At each balance sheet date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year.

Employment related taxes

Where the Group has an obligation to settle employment related taxes on share-based payments received by employees, these are provided for based on the intrinsic value of the vested and un-vested share options at the end of the reporting period.

q)	Cash and cash equivalents

For the purpose of presentation in the Consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts.

The Group has classified amounts held in money market funds as cash equivalents because those funds are short term in nature, highly liquid, readily convertible to known amounts of cash, and subject to an insignificant risk of changes in value. The Group has concluded on this classification because each of these EU-regulated funds have the highest credit rating available.

From time to time the Group holds amounts of restricted cash. Restricted cash amounting to $2.3 million (2020: $nil) is classified outside of cash and cash equivalents within trade and other receivables. For further information, refer to Note 15, Trade and other receivables.

2.4.	Changes in accounting policies and disclosures

The accounting policies applied by the Group in these Consolidated financial statements are the same as those applied by the Group in its Consolidated financial statements for the year ended December 31, 2020, except for the accounting for the early conversion of convertible loan notes (refer to Note 9, Items held at fair value and remeasurements, Note 28, Financial instruments and financial risk management and Note 23, Borrowings respectively), the accounting for short term investments (refer to Note 21, Short-term investments), the accounting for the acquisition of Palm Angels (refer to Note 16, Intangible assets), the accounting for the investment by Alibaba and Richemont into Farfetch China Holdings Limited and its subsidiaries (refer to Note 31, Other reserves and Note 33, Non-controlling interests) and the adoption of new and amended standards as set out below. Given that the conversions in May, 2021, August 2021, October 2021 and the short-term investments are new transactions for the Group during the year ended December 31, 2021, the related accounting policies are new in the year ended December 31, 2021.

Amendments to IFRSs that are mandatorily effective for the current year

The Group applied the following new and revised IFRS standards from January 1, 2021:

• Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) (effective January 1, 2021)

“Interest Rate Benchmark Reform – Phase 2” includes amendments that address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The changes relate to the modification of financial assets, financial liabilities and lease liabilities, specific hedge accounting requirements, and disclosure requirements applying IFRS 7 - Financial Instruments: Disclosures to accompany the amendments regarding modifications and hedge accounting. This amendment did not have a material impact on the Consolidated financial statements.

• COVID-19-Related Rent Concessions (Amendment to IFRS 16)

In May 2020, the IASB published “COVID-19-Related Rent Concessions (Amendment to IFRS 16)” amending the standard to provide lessees with an exemption from assessing whether a COVID-19 related rent concession is a lease modification. This amendment did not have a material impact on the Consolidated financial statements.

New and revised IFRSs in issue but not yet effective
•Deferred Tax related to Assets and Liabilities arising from a Single Transactions (Amendments to IAS 12)

In May 2021, the IASB issued an amendment to IAS 12, Income Taxes, requiring companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendment is effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted. We are currently evaluating the impact of adoption on our Consolidated financial statements.

•	COVID-19-Related Rent Concessions beyond June 30, 2021 (Amendment to IFRS 16)

                   In March 2021, the IASB extended the application period of the practical expedient in IFRS 16 - Leases, to help lessees accounting for COVID 19-related rent concessions. We do not expect the impact of adoption to have a material impact on our Consolidated financial statements.

•	Definition of Accounting Estimates (Amendments to IAS 8)

In February 2021, the IASB issued an amendment to IAS 8, Accounting Polices, Changes in Accounting Estimates and Errors, in order to clarify the difference between accounting policies and accounting estimates. The changes to IAS 8 focus entirely on accounting estimates and clarify the following:

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The definition of a change in accounting estimates is replaced with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”.

-	Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty.
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A change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.

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A change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. The effect of the change relating to the current period is recognized as income or expense in the current period. The effect, if any, on future periods is recognized as income or expense in those future periods.

The amendment is effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted. We are currently evaluating the impact of adoption on our Consolidated financial statements.

Certain other new accounting standards and interpretations issued by the IASB that are mandatorily effective for an accounting period that began on or after January 1, 2021 have not had and are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.